Property and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Motor vehicles RMB	Furniture, fixtures and other equipment RMB	Leasehold improvement RMB	Construction in progress RMB	Total RMB
Cost
Balance at June 30, 2015	19,108	32,318	182,884	97,184	331,494
Additions	828	75,039	—	558,760	634,627
Transferred from construction in progress	—	59,609	524,857	(584,466)	—
Disposals	(1,885)	(699)	(78,494)	—	(81,078)
Balance at June 30, 2016	18,051	166,267	629,247	71,478	885,043
Additions	464	17,626	10,266	62,396	90,752
Transferred from construction in progress	—	60,383	64,613	(124,996)	—
Disposals	—	(87)	—	—	(87)
Balance at June 30, 2017	18,515	244,189	704,126	8,878	975,708
Additions	4,454	22,331	21,415	48,209	96,409
Transferred from construction in progress	—	5,098	45,446	(50,544)	—
Disposals	(1,566)	(8,584)	(23,446)	(1,013)	(34,609)
Balance at June 30, 2018	21,403	263,034	747,541	5,530	1,037,508

Accumulated depreciation
Balance at June 30, 2015	(5,537)	(21,152)	(123,128)	—	(149,817)
Depreciation for the year	(3,714)	(19,799)	(41,525)	—	(65,038)
Disposals	1,470	509	68,208	—	70,187
Balance at June 30, 2016	(7,781)	(40,442)	(96,445)	—	(144,668)
Depreciation for the year	(2,098)	(41,746)	(66,641)	—	(110,485)
Disposals	—	64	—	—	64
Balance at June 30, 2017	(9,879)	(82,124)	(163,086)	—	(255,089)
Depreciation for the year	(4,476)	(33,414)	(75,238)	—	(113,128)
Disposals	338	4,340	5,112	—	9,790
Balance at June 30, 2018	(14,017)	(111,198)	(233,212)	—	(358,427)

Net book value
At June 30, 2017	8,636	162,065	541,040	8,878	720,619
At June 30, 2018	7,386	151,836	514,329	5,530	679,081